Related parties (Details 1) - Management Members, members of the Audit Committee and the Board of Directors [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	R$ (1,146)	R$ (1,005)	R$ (797)
Fees [member]
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	(686)	(603)	(460)
Employee profit sharing plan [member]
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	(275)	(255)	(208)
Post employment benefits [member]
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	(6)	(5)	(9)
Granting of The Share-Based Payment [member]
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	R$ (179)	R$ (142)	R$ (120)